INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss on ordinary activities before tax	$ 1,743	$ 432
Statutory U.K. income tax rate	19.00%	19.00%
Loss at statutory income tax rate	$ 331	$ 82
Change (increase) in deferred income tax rate	105
Foreign currency effect	2,116	(121)
Research and development credit		200
Losses (unrecognized)		(82)
Income tax benefit	$ 2,552	$ 79